Subsequent Events (Details Textual) (Subsequent Event [Member]) In Millions, except Per Share data, unless otherwise specified		1 Months Ended
	Dec. 31, 2013 USD ($)	Mar. 31, 2014 Heyuan Sun Line Industrial Limited [Member] CNY	Mar. 31, 2014 Heyuan Sun Line Industrial Limited [Member] HKD
Subsequent Event [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal		35.00	43.75
Dividends Payable, Date Declared, Month and Year	2014-05
Dividends Payable, Amount Per Share	$ 0.20